RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Directors' fees	$ 305	$ 305
Salaries and consultants' fees	1,715	2,084
Share-based payments (non-cash)	1,708	1,827
Total	$ 3,728	$ 4,216